Statements of Consolidated Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit or loss [abstract]
Revenues		$ 19,171	$ 30,347	[1]	$ 51,057	[1]
Other income		6,553	8,250	[1]	8,507	[1]
Total revenues and other income		25,725	38,597	[1]	59,564	[1]
Operating expenses
Cost of revenue		(1,772)	(1,844)	[1]	(1,951)	[1]
Research and development expenses		(97,501)	(117,840)	[1]	(77,048)	[1]
Selling, general and administrative expenses		(17,494)	(22,882)	[1]	(22,513)	[1]
Other operating income (expenses)		1,377	488	[1]	(363)	[1]
Total operating expenses		(115,390)	(142,077)	[1]	(101,875)	[1]
Operating income (loss)		(89,666)	(103,481)	[1]	(42,311)	[1]
Financial income		8,880	13,218	[1]	4,846	[1]
Financial expenses		(17,815)	(6,486)	[1]	(16,117)	[1]
Net Financial gain (loss)		(8,935)	6,731	[1]	(11,270)	[1]
Income tax		(87)	0	[1]	0	[1]
Income (loss) from continuing operations		(98,688)	(96,749)	[1]	(53,581)	[1]
Income (loss) from discontinued operations		(15,345)	(28,358)	[1]	(43,902)	[1]
Net income (loss)		(114,034)	(125,107)	[1]	(97,483)	[1]
Attributable to shareholders of Cellectis		(106,139)	(114,197)	[1]	(81,074)	[1]
Attributable to non-controlling interests		$ (7,894)	$ (10,910)	[1]	$ (16,409)	[1]
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)		$ (2.33)	$ (2.55)	[1]	$ (1.91)	[1]
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)		(2.33)	(2.55)	[1]	(1.91)	[1]
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	[1]	(0.16)	(0.39)		(0.65)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	[1]	$ (0.16)	$ (0.39)		$ (0.65)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)